Goodwill and impairment review of goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of goodwill

		$ million
	2019	2018
Cost
At 1 January	12,815	12,163
Exchange adjustments	79	(210)
Acquisitions and other additions[a]	26	1,046
Deletions	(55)	(184)
At 31 December	12,865	12,815
Impairment losses
At 1 January	611	612
Exchange adjustments	—	—
Impairment losses for the year	386	—
Deletions	—	(1)
At 31 December	997	611
Net book amount at 31 December	11,868	12,204
Net book amount at 1 January	12,204	11,551
[a] 2018 principally relates to the purchase of an additional 16.5% share in the Clair field in the North Sea. See Note 3 - Other significant transactions for further information.
Impairment review of goodwill

Goodwill at 31 December	2019	2018
Upstream	7,958	8,346
Downstream	3,904	3,802
Other businesses and corporate	6	56
	11,868	12,204

Schedule of goodwill

						$ million
			2019			2018
	Lubricants	Other	Total	Lubricants	Other	Total
Goodwill	2,779	1,125	3,904	2,692	1,110	3,802

	2019	2018
Goodwill	7,958	8,346
Excess of recoverable amount over carrying amount	93,250	53,391